Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of the Group's operating segment results

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Net revenues:
JD Retail	945,343	1,015,948	1,126,399
JD Logistics	166,625	182,837	217,146
New Businesses	26,617	19,157	49,282
Inter-segment eliminations (1)	(53,923)	(59,123)	(83,742)

Total consolidated net revenues	1,084,662	1,158,819	1,309,085
Less: cost of revenues:
JD Retail	(798,380)	(847,917)	(928,261)
JD Logistics	(154,494)	(164,689)	(198,039)
New Businesses	(21,004)	(15,109)	(49,995)
Inter-segment eliminations (1)	49,053	52,844	77,325
Less: operating expenses (2) :
JD Retail	(111,038)	(126,954)	(146,736)
JD Logistics	(11,126)	(11,831)	(13,838)
New Businesses	(7,102)	(7,413)	(46,315)
Inter-segment eliminations (1)	4,870	6,279	6,417
Income/(loss) from operations:
JD Retail	35,925	41,077	51,402
JD Logistics	1,005	6,317	5,269
New Businesses	(329)	(2,865)	(46,641)
Including:
Gain on sale of development properties (Note 17)	2,283	1,527	387
Impairment of long-lived assets	(1,123)	(1,027)	—

Total segment income from operations	36,601	44,529	10,030
Unallocated items (3)	(10,576)	(5,793)	(7,256)

Total consolidated income from operations	26,025	38,736	2,774
Share of results of equity investees	1,010	2,327	8,025
Interest expense	(2,881)	(2,896)	(2,803)
Others, net	7,496	13,371	17,327

Total consolidated income before tax	31,650	51,538	25,323

(1)
The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail and New Businesses
and property leasing services provided by JD Property to JD Logistics. Transactions between segments are mainly determined based on the arm’s length basis. Among them, net revenues generated from the services provided by JD Logistics to other reportable segments were RMB50,063 million, RMB55,062 million and RMB80,314 million for the years ended December 31, 2023, 2024 and 2025, respectively. Other than that, inter-segment net revenues for JD Retail and New Businesses were not material. All net revenues from each reportable segment were generated from external customers except for the inter-segment net revenues mentioned above.

(2)	A summary of depreciation and amortization expenses for the years presented is as follows ：

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
JD Retail	(594)	(978)	(1,655)
JD Logistics	(4,346)	(4,650)	(5,102)
New Businesses	(2,071)	(2,266)	(1,944)

(3)	A summary of unallocated items for the years presented is as follows ：

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Share-based compensation	(4,804)	(2,999)	(4,726)
Amortization of intangible assets resulting from assets and business acquisitions	(1,281)	(1,010)	(1,046)
Effects of business cooperation arrangements	(446)	(450)	(181)
Impairment of goodwill	(3,143)	(799)	(1,303)
Impairment of intangible assets	(902)	(535)	—

Total	(10,576)	(5,793)	(7,256)